Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of property, plant and equipments [Abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the changes in property, plant and equipment during the year ended March 31, 202
3

	Cost				Accumulated depreciation
Particulars	As of April 1, 2022	Additions	Deletions	As of Mar 31, 2023	As of April 1, 2022	Depreciation for the year	Deletions	As of Mar 31, 2023	Carrying amount as of March 31, 2023

Freehold Land	147,176	59,691	-	206,867	-	-	-	-	206,867
Building	4,944,478	1,304,500	10,309	6,238,669	1,058,496	916,646	10,300	1,964,842	4,273,827
Plant and machinery	17,512,223	3,839,433	48,651	21,303,005	10,842,235	1,600,493	48,873	12,393,855	8,909,150
Computer equipment	1,863,469	191,867	18,075	2,037,261	1,630,581	167,923	17,827	1,780,677	256,584
Office equipment	1,695,295	411,700	-	2,106,995	909,833	270,508	5	1,180,336	926,659
Furniture and fittings	4,589,404	1,500	477	4,590,427	2,161,280	901	485	2,161,696	2,428,731
Vehicles	9,721	-	-	9,721	9,697			9,697	24
Total	30,761,766	5,808,691	77,512	36,492,945	16,612,122	2,956,471	77,490	19,491,103	17,001,842
Add: Construction in progress									5,304,235
Total	30,761,766	5,808,691	77,512	36,492,945	16,612,122	2,956,471	77,490	19,491,103	22,306,077

The following table presents the changes in property, plant and equipment during the year ended March 31, 202
2

	Cost				Accumulated depreciation
Particulars	As of April 1, 2021	Additions	Deletions	As of Mar 31, 2022	As of April 1, 2021	Depreciation for the year	Deletions	As of Mar 31, 2022	Carrying amount as of March 31, 2022

Freehold Land	147,176	-	-	147,176	-	-	-	-	147,176
Building	4,767,708	178,465	1,695	4,944,478	871,698	186,798	-	1,058,496	3,885,982
Plant and machinery	15,161,056	2,369,218	18,051	17,512,223	9,590,746	1,269,471	17,982	10,842,235	6,669,988
Computer equipment	1,685,739	185,020	7,290	1,863,469	1,494,287	143,526	7,234	1,630,581	232,889
Office equipment	1,294,796	401,029	530	1,695,295	713,157	197,215	539	909,833	785,462
Furniture and fittings	3,238,201	1,351,480	277	4,589,404	1,607,897	555,399	2,016	2,161,280	2,428,124
Vehicles	9,721	-	-	9,721	9,697	-	-	9,697	24
Total	26,304,397	4,485,212	27,843	30,761,766	14,287,482	2,352,409	27,770	16,612,122	14,149,645
Add: Construction in progress									2,545,232
Total	26,304,397	4,485,212	27,843	30,761,766	14,287,482	2,352,409	27,770	16,612,122	16,694,877